SCHEDULE OF RIGHT TO USE ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right To Use Assets And Lease Liability
Right to use asset	$ 995	$ 995	$ 995
Less accumulated amortization	(660)	(583)	(290)
Right to use assets, net	$ 335	$ 412	$ 705